PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
PREMISES AND EQUIPMENT

(6)	PREMISES AND EQUIPMENT

Premises and equipment and depreciation and amortization expense as of and for the years ended December 31, 2025 and 2024 is summarized as follows:

	2025	2024

Land	$58	$58
Buildings and improvements	410	392
Furniture, fixtures, and equipment	972	948
Total premises and equipment	1,440	1,398
Less accumulated depreciation	(1,017)	(920)

Premises and equipment	$423	$478

Depreciation expense	$97	$91